Marketable securities and other securities investments (Tables)	12 Months Ended
Mar. 31, 2013
Investments in Debt and Marketable Equity Securities and Certain Trading Assets Disclosure

Marketable securities and other securities investments include debt and equity securities of which the aggregate fair value, gross unrealized gains and losses and cost are as follows:

	Yen in millions
	March 31, 2012
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Equity securities	¥8,633	¥5,610	¥192	¥14,051
Held-to-maturity
Japanese government debt securities	301	1	—	302

	¥8,934	¥5,611	¥192	¥14,353

Securities not practicable to fair value
Equity securities	¥466

	Yen in millions
	March 31, 2013
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Equity securities	¥7,838	¥5,814	¥3	¥13,649
Debt securities	405	11	5	411
Held-to-maturity
Japanese government debt securities	301	3	—	304

	¥8,544	¥5,828	¥8	¥14,364

Securities not practicable to fair value
Equity securities	¥1,539

Unrealized Loss Position Investments

The following table presents the gross unrealized losses on, and fair value of, NIDEC’s investment securities, aggregated by investment category and length of time that individual investment securities have been in a continuous unrealized loss position.

	Yen in millions
	March 31, 2012
	Less than 12 months		12 months or more
	Fair value	Unrealized loss	Fair value	Unrealized loss
Equity securities	¥1,103	¥92	¥770	¥100

	Yen in millions
	March 31, 2013
	Less than 12 months		12 months or more
	Fair value	Unrealized loss	Fair value	Unrealized loss
Equity securities	¥16	¥1	¥23	¥2
Debt securities	182	5	—	—

	¥198	¥6	¥23	¥2